Reportable Segments - Narrative (Details) $ in Millions	12 Months Ended
	Apr. 30, 2018 USD ($) Segment Industry	Apr. 30, 2017 USD ($)	Apr. 30, 2016
Concentration Risk [Line Items]
Number of industries in which Company operates | Industry	1
Number of reportable segments | Segment	4
Trade receivables, less allowance for doubtful accounts	$ 385.6	$ 438.7
Wal-Mart Stores, Inc. [Member] | Major Customer [Member]
Concentration Risk [Line Items]
Trade receivables, less allowance for doubtful accounts	$ 123.1	$ 138.2
Wal-Mart Stores, Inc. [Member] | Major Customer [Member] | Sales [Member]
Concentration Risk [Line Items]
Percentage of concentration risk	31.00%	30.00%	30.00%